                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

     This Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated May 1, 2002. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to all twenty eight of the Trust's current "Funds."

     The Trust's Financial Statements and Investment Performance Information

     The Trust's financial statements appearing in its Annual Report to contract holders and the report of Ernst & Young LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into this Statement of Additional Information. The information about the total investment returns achieved by the Trust's various Funds, is also incorporated herein by reference. No other portions of the Annual Report are incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number above.

                                TABLE OF CONTENTS

                                                                                    Page in this
                                                                                    Statement of
                                                                                      Additional
                                                                                     Information
                                                                                     -----------
A.  What Is the Trust?                                                                     4
B.  The Trust's Business History                                                           4
C.  The Funds' Investment Activities and Their Risks                                       5
      1.  Investing in Money Market Instruments                                            9
      2.  Investing in Other Fixed Income Obligations                                      9
      3.  Investing in Equity Securities                                                  11
      4.  Investing in Real Estate Securities                                             12
      5.  Investing in Foreign Securities                                                 13
      6.  Using Forward Exchange Contracts to Manage Currency                             14
                  Exposure
      7.  Using Options on Currencies to Manage Currency Exposure                         15
      8.  Using Currency Futures Contracts and Options
                  Thereon to Manage Currency Exposure                                     16
      9.  Using Certain Other Derivative Instruments to Manage
                  Currency Exposure                                                       16
      10. Using Foreign Currency Exposure Management Strategies
           (General Considerations and Risks)                                             16
      11.  Reallocating a Fund's Assets Among Asset Classes                               17
      12.  Adopting a Temporary Defensive Strategy                                        17
      13.  Investing With an Index-Based Objective                                        17
      14.  Investing on a Non-Diversified Basis                                           19
      15.  Using Options (Generally)                                                      20
      16.  Using Options on Securities in Certain Conservative
                  Investment Strategies                                                   21
      17.  Using Financial Futures Contracts, Options on Such Contracts
                  and Options on Stock Indexes (General Considerations)                   22
      18.  Using Financial Futures, Options Thereon, and Stock Index
                  Options for Certain Hedging - Type Strategies                           24
      19.  Using Options and Futures in Potentially More Aggressive
                  Strategies                                                              25
      20.  Limiting the Funds' Exposure to Certain Futures and Option
                  Transactions                                                            26
      21.  Using Other Types of Derivative Instruments                                    27
      22.  Investing In Other Investment Companies                                        28
      23.  Purchasing "When Issued" Securities and Forward
                  Commitments                                                             29
      24.  Short-Term Trading                                                             29
      25.  Entering Into Repurchase Agreements                                            30
      26.  Participating in Joint Trading Accounts                                        30
      27.  Lending of Fund Securities                                                     30
      28.  Using Reverse Repurchase Agreements and Mortgages
                  "Dollar Rolls"                                                          31
      29.  Investing in Rule 144A and Illiquid Securities                                 31
      30.  Investing in Preferred Stock, Convertible Securities and Warrants              31
      31.  Investing in Initial Public Offerings ("IPOs")                                 32

                                                                                Page in this
                                                                                Statement of
                                                                                  Additional
                                                                                 Information
                                                                                 -----------

D.  The Funds' Fundamental Investment Restrictions                                   32
E.  Board of Trustees and Officers of the Trust                                      35
F.  Investment Advisory Arrangements                                                 39
      1.  The Trust's Investment Advisory Arrangements With
                  John Hancock                                                       39
      2.  The Trust's Arrangements With Subadvisers                                  41
      3.  Dollar Amounts of Advisory Fees, Subadvisory Fees, and
                  Expense Reimbursements                                             44
      4.  Basis of Trustee Approval of Continuance of Advisory Agreements            45
G.  Arrangements With Other Service Providers                                        48
      1.  Underwriting and Indemnity Agreement                                       48
      2.  Custody of the Trust's Assets                                              48
      3.  Subadministration Agreement With State Street Bank                         49
      4.  Independent Auditors                                                       49
H.  Portfolio Transactions and Brokerage Allocation                                  49
I.   Codes of Ethics                                                                 53
J.  Features of the Trust's Shares                                                   54
K. Shareholder Meetings and Voting Rights                                            54
L.  Sales and Redemptions of Fund Shares                                             56
M. Computing the Funds' Net Asset Value                                              57
N.  Taxes                                                                            58
O.  Information About Fund Performance                                               58
P.  Legal Matters                                                                    59
Q. Reports to Contractholders                                                        59

Appendix A - Corporate Bond Ratings                                                  60

A.  WHAT IS THE TRUST?

     John Hancock Variable Series Trust I (the "Trust"), and each of the Funds of the Trust, is an open-end management investment company. With the exception of the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Multi Cap Growth, Real Estate Equity, Global Balanced and Global Bond Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940 (the "Investment Company Act").

     Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Accounts I and JF to support variable annuity contracts issued by JHVLICO; and John Hancock Variable Life Insurance Account UV to support variable life insurance policies issued by John Hancock. It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO and John Hancock and to separate investment accounts of other insurance companies (which may or may not be affiliated with John Hancock). Each of these separate investment accounts is hereinafter referred to as a "Separate Account."

     Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock and JHVLICO) may be deemed to control the Trust. John Hancock and JHVLICO, in turn, are both directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company. The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust.

B.  THE TRUST'S BUSINESS HISTORY

     The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

     On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

     Over the years, several Funds have been re-named as follows:

                                                                       Year of
         Current Fund Name               Prior Name(s)                  Change
         -----------------               -------------                  ------

Active Bond                          Sovereign Bond                      2000
                                     Bond                                1996

Global Balanced                      International Balanced              2000

Global Bond                          Strategic Bond                      1999

Growth & Income                      Stock                               1996

International Equity Index           International Equities              1998
                                     International                       1995
                                     Global                              1994

                                                                        Year of
   Current Fund Name - continued         Prior Name(s) - continued      Change
   -----------------------------         -------------------------      ------

Large Cap Growth                      Select Stock                       1995

Short-Term Bond                       Short-Term U.S. Government         1998

Small/Mid Cap Growth                  Diversified Mid Cap Growth         1999
                                      Special Opportunities              1998

Small Cap Equity                      Small Cap Value                    2000

Fundamental Growth                    Fundamental Mid Cap Growth         2000

Small Cap Value                       Small/Mid Cap Value                2001

International Opportunities B         International Equity               2002

Fundamental Value                     Large/Mid Cap Value                2002

Multi Cap Growth                      Mid Cap Growth                     2002


C.  THE FUNDS' INVESTMENT ACTIVITIES AND THEIR RISKS

The following table provides an overview of many (but not all) of the types of investments in which a Fund may invest. A Fund's ability to invest in any type of investment shown in the table, however, may be limited with respect to the amount of the investment, the particular form of the investment, and the nature of the investment transaction.

Each column heading contains a reference to one or more sub sections of this Section Part C that describe the investment in question in more detail and, in some instances, describe additional limitations and procedures that apply when a fund engages in the otherwise permitted investment activity.

The policies reflected in the table (as well as those set out in subsections 1. through - 31. of this Section Part C) are not fundamental, unless they are described as such under Section Part D, "The Funds' Fundamental Investment Restrictions". That they are not "fundamental" means that they can be changed without notice and without shareholder approval. Also, the policies reflected in the table below (and in said subsections 1. through - 31.) cannot take account of every circumstance that may arise. Exceptions may be made in particular cases, therefore.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Other
                                                                                                                      Equities
                                                                                                                      (including
                                                                     Other                                            Preferreds,
                                 Money         Fixed      High       Debt                                             Warrants,
                                 Market       Income      Yield      Instruments  Repurchase  Real                    and
                                 Instruments  Securities  Bonds      (Sections    Agreements  Estate                  Convertibles)
                                 (Section     (Section    (Section   2.e and      (Section    Securities  Equity      (Sections
                                 1)           2.c)        2.d)       2.f)         25)         (Section 4) Securities  3 and 30)
------------------------------------------------------------------------------------------------------------------------------------
Equity Index                         .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income                      .                                               . (1)       .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                      .            .                     .            .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE                 .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                     .                                               . (1)       .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth          .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                    .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                   .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Growth                     .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE                   .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth                 .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                     .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                      .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                     .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index           .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities          .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities B        .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity              .                                               .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity                   .                                  .            . (1)       . (2)       .           .
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences                      .                                  .            .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Managed                              .           .           .          .            . (1)       .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Global Balanced                      .           .           .          .            .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                      .           .           .          .            .           .
------------------------------------------------------------------------------------------------------------------------------------
Bond Index                           .           .                      .            .           .
------------------------------------------------------------------------------------------------------------------------------------
Active Bond                          .           .           .          .            . (1)       .                       .
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                      .           .           .          .            .           .           .           .
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                          .           .           .          .            .           .                       .
------------------------------------------------------------------------------------------------------------------------------------
Money Market                         .           .                                   . (1)       .
------------------------------------------------------------------------------------------------------------------------------------

(1) Limited to repurchase agreements of less than 7 days.
(2) Only this fund can invest in real estate master limited partnerships and commercial mortgages or interests therein. However, only this fund is prohibited from investing in securities collateralized by pools of residential mortgages or interests in such pools.

----------------------------------------------------------------------------------------------------------------------------------
                                                              Forward                             Stock
                                                              Currency                            Index and
                                                              Contracts                           Interest
                                                              and                                 Rate
                                     Foreign      Foreign     Foreign     Write       Purchase    Futures
                                     Investments  Investment  Currency    Options     Options     (Sections   Write      Purchase
                                     in           in          Futures     on          on          18.b,       Stock      Stock
                                     Developed    Emerging    (Sections   Securities  Securities  18.c,       Index      Index
                                     Markets      Markets     6.a, 6.b,   (Sections   (Sections   18.e,       Options    Options
                                     Countries    (Section    7, 8, 18.d, 16 and      16 and      18.f, and   (Section   (Sections
                                     (Section 5)  5.e)        18.e)       19.b)       19. b)      19.e)       19.b)      18.e)
----------------------------------------------------------------------------------------------------------------------------------
Equity Index                            . (3)                              . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income                         . (3)        . (3)                 . (5)      . (6)       .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         .                      . (4)       . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE                    . (3)                              .          .           . (7)       .           .
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                        . (3)                              . (5)      . (6)       .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth             . (3)                              . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                       . (3)                              . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                      . (3)        . (3)                 . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Growth                        .            . (3)     .           .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE                      . (3)                              .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth                    . (3)                              .          . (6)       .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                        . (3)        . (3)                 . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                         . (3)                              . (5)      . (6)       .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                        . (3)        . (3)                 .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index              .            .         . (4)       .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities             .            .         .           . (5)      . (6)       . (7)                   . (7)
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities B           .            .         .           . (5)      . (6)       .           .           . (7)
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                 .            .         .           .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity                      .                                                         .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
Health Sciences                         .            .         .           . (5)      . (6)       .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
Managed                                 .            .         .           .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Global Balanced                         .            .         .           .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                         . (3)        . (3)                 .          . (6)       .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Bond Index                              . (3)        . (3)                 .          . (6)       .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Active Bond                             . (3)        . (3)                                        .                       . (7)
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                         .            .         . (4)       .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                             .            .         .           .          .           .           .           .
----------------------------------------------------------------------------------------------------------------------------------
Money Market                            . (3)
----------------------------------------------------------------------------------------------------------------------------------

(3) Limited to U.S dollar denominated investments or investments traded primarily in U.S. dollars (including ADRs).
(4) Limited as described in Section 6.
(5) Limited to covered call options.
(6) Limited to protective put options.
(7) Limited to activities described in Section 18.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Swaps,      When
                                           OTC and    Caps,       Issued       Reverse                   Other
                                           Foreign    Floors      Securities   Repurchase                Investment
                                           Exchange   and         and          Agreements    IPOs and    Companies
                                           Traded     Collars     Forward      and           144A        and         Joint
                                           Options    (Sections   Commitments  Mortgage      Securities  Accounts    Trading
                                           (Section   9 and       (Section     Dollar Rolls  (Sections   (Section    Accounts
                                           19.d)      21.a)       23)          (Section 23)  29 and 31)  22.ab)      (Section 26)
----------------------------------------------------------------------------------------------------------------------------------
Equity Index                                                           .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income                                .                                               .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                        .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE                           .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                                                               .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth                                            .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                      .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                     .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Growth                               .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE                             .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth                           .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                        .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                               .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index                     .        . (8)(9)       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities                    .        .              .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities B                  .        .              .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                        .        . (9)          .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity                             .                                               .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Health Sciences                                .                       .                       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Managed                                        .        . (10)         .          . (12)       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Global Balanced                                .        . (8)(9)       .          . (12)       .           .             .
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                .                       .          .            . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------
Bond Index                                     .                       .          . (12)       . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------
Active Bond                                                            .          . (12)       . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                .        . (8)(9)       .                       . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                    .        . (9)(11)      .          . (12)       . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------
Money Market                                                                      . (13)       . (14)      .             .
----------------------------------------------------------------------------------------------------------------------------------

(10) Use limited to currency swaps and, for hedging purposes, equity swaps.
(11) Use limited to currency management purposes.
(12) Mortgage dollar rolls only.
(13) Reverse repurchase agreements only.
(14) 144 securities only.

1.   Investing in Money Market Instruments

     The Money Market Fund invests exclusively in "money market" instruments; all the other Funds may invest in these instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss, but do have some credit and interest rate risk. The principal risk is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.   Investing in Other Fixed Income Obligations

     a. Overview: The following Funds invest primarily in non-money market fixed income (i.e., "debt") securities: the Short-Term Bond, Bond Index, Active Bond, High Yield Bond and Global Bond Funds. The Managed and Global Balanced Funds can vary their holdings of these securities within a broad range. The Large Cap Value Fund may also invest in non-money market debt to a limited extent.

       Various types of risk associated with these securities are discussed in the balance of this Section 2.

     b. Interest rate risk: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

     c. Credit risk: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in debt securities, including money market securities, may have some exposure to credit risk.

     Even some U.S. Government obligations have a degree of credit risk. "U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. U.S. Government obligations are used most in the Bond Index, Active Bond, and Global Bond Funds. All of the other Funds may also invest in U.S. Government obligations to some extent.

     Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

     d. Risk of lower-quality instruments: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in interest rates or changes in market perceptions regarding their credit risk.

        Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

        Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

        High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

        Judgment plays a greater role in valuing high yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

        Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In fact, in 2001, the percentage of high yield securities that defaulted reached the highest level in ten years. In some cases, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors.

        All fixed income and balanced Funds (other than the Money Market Fund) may at times have some exposure to high yield securities. The High Yield Bond Fund invests primarily in these securities. The only other Fund most likely to invest a significant portion of its assets in high yield securities is the Active Bond Fund. The Managed, Short-Term Bond, Global Bond and Global Balanced Funds may also invest in high yield securities to some extent. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase, but could end up holding high yield securities if downgraded to below investment graded after already having been purchased for the Fund..

        Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

        The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

     e. Prepayment/Call risk: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed securities, asset backed securities, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities typically have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

        All Funds that invest in debt securities may at times have some exposure to prepayment/call risk. The

Funds most likely to invest a significant portion of their assets in debt securities with prepayment/call features are the Managed, Global Balanced, Short-Term Bond, Bond Index, Active Bond, High Yield Bond and Global Bond Funds.

     f. Risks of "zero coupon" instruments: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Funds most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Global Balanced, Short-Term Bond, Bond Index, Active Bond, High Yield Bond and Global Bond Funds. However, all Funds that invest in debt securities may at times have some exposure to this risk.

3.   Investing in Equity Securities

     a. Overview: All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, and Money Market Funds. All of the Funds that invest in equity securities expect to make such securities their primary investment (except for the Managed, Global Balanced, Active Bond, Global Bond and High Yield Bond Funds, which may nevertheless do so in the discretion of their subadvisers). Though investing in equity securities, the Managed, Global Balanced and Funds also expect, under normal conditions, to invest a substantial amount of their assets in debt obligations. The Active Bond, Global Bond and High Yield Bond Funds will invest in equity securities only to a limited extent and will invest primarily in debt obligations.

     General risks of investing in equity securities are discussed in the balance of this Section 3.

     b. Equity risk: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risk associated with equity securities also tend to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

     c. Market capitalization risk: One indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

     Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies generally involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of relatively inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

     The U.S. equity securities of the Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Growth and Large Cap Aggressive Growth Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

     The U.S. equity securities of the Growth & Income, Fundamental Value, Fundamental Growth, Managed, and Global Balanced Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

     The U.S. equity securities of the Small/Mid Cap Growth and Small/Mid Cap CORE Funds are generally expected to represent companies that qualify as small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

     The U.S. equity securities of the Small Cap Equity, Small Cap Value and Small Cap Growth Funds are generally expected to represent primarily companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

     The Multi Cap Growth Fund has broad latitude to invest in companies of any size. The Real Estate Equity and Health Sciences Funds have broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Funds.

     Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

     .  Large cap: Companies having a capitalization greater than $5 billion

     . Mid cap: Companies having a capitalization between $1 billion and $5 billion

     .  Small cap: Companies having a capitalization less than $1 billion

     The non-U.S. equity securities of the International Equity Index Fund are generally expected to represent primarily non-U.S. companies that qualify as large cap issuers. This Fund also may invest in the equity securities of non-U.S. companies that qualify as small and mid cap issuers.

     The non-U.S. equity securities of the International Opportunities, International Opportunities B and Global Balanced Funds are generally expected to represent primarily non-U.S. companies that qualify as large and mid cap issuers. These Funds also may invest in the equity securities of non-U.S. companies that qualify as small cap issuers.

     The Emerging Markets Equity has broad latitude to invest in companies of any size.

4.   Investing in Real Estate Securities

     a. Overview: The Real Estate Equity Fund invests primarily in companies with activities related to the real estate industry, such as real estate investment trusts ("REITs") that own commercial and multifamily residential real estate, real estate operating companies ("REOCs") that derive the majority of their revenue, income or asset value from real estate and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

     The securities purchased will be principally common stock (and securities convertible into or with rights to purchase common stock) but a portion of the Fund may be invested in preferred stock. The Fund may also invest in commercial mortgage securities (debt obligations secured by commercial property), collateralized mortgage obligations (mortgage pass through securities secured by commercial mortgage pools) and master limited partnerships from time to time, but does not do so on the date of this Statement of Additional Information.

     In addition to the Real Estate Equity Fund, all of the other Funds may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by mortgage pools.

     b. Risks of real estate securities: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.   Investing in Foreign Securities

     a. Overview: Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

     Investments in debt securities issued by foreign issuers may be made in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

     The International Equity Index, International Opportunities, International Opportunities B and Emerging Markets Equity Funds invest primarily in foreign securities, including foreign-denominated securities. The Health Sciences, Global Balanced and Global Bond Funds invest a significant portion of their assets in foreign securities, including foreign-denominated securities. To a lesser extent, the Large Cap Value, Multi Cap Growth, Real Estate Equity, Managed, and High Yield Bond Funds may also invest in foreign securities, including foreign-denominated securities.

     The following Funds may invest in ADRs and other U.S. dollar denominated foreign securities to a limited extent: Equity Index, Growth & Income, Large Cap Value CORE, Large Cap Growth, Large Cap Aggressive Growth, Fundamental Value, Fundamental Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Equity, Small Cap Value, and Small Cap Growth.

     The Short-Term Bond, Bond Index, Active Bond, and Money Market Funds may invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

     The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Health Sciences, International Equity Index, International Opportunities, International Opportunities B, Managed, Global Balanced, High Yield Bond, and Global Bond Funds may also invest in emerging markets securities denominated in U.S. dollars or any other currency. The Growth & Income, Fundamental Growth, Multi-cap Growth, Small Cap Equity, Small Cap Growth, Short-Term Bond, Bond Index, Active Bond Funds may invest in emerging markets securities only if denominated in U.S. dollars.

     Risks of investing in foreign securities are discussed in the paragraphs that follow:

     b. Currency risks: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

     In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

     More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

     The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Sections 6. - 10. below.

     Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

     c. Political and economic risk: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

     d. Regulatory risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

     e. Market risk: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     f. Transaction costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly likely for investments in emerging markets, or other underdeveloped or developing countries.

6.   Using Forward Exchange Contracts to Manage Currency Exposure

     a. Transaction hedging and portfolio hedging: When a Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

          (i) A Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, the following Funds may use "forward" currency foreign exchange purchase or sale contracts for transaction hedging: the Large Cap Value, Multi Cap Growth, International Equity Index, International Opportunities, International Opportunities B, International Opportunities Emerging Markets Equity, Health Sciences, Managed, Global Balanced, High Yield Bond and Global Bond Funds. In a forward exchange contract, the Fund purchases or sells a specific amount of foreign currency, at a price set and time set in the contract, which may be any fixed number of days in the future.

          (ii) These same Funds may also use forward foreign exchange contracts to reduce their exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." Except as described in the paragraph immediately below for certain funds, the Funds may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by that Fund which are denominated in, exposed to or traded primarily in that particular foreign currency. The Funds may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

          (iii) For purposes of transaction hedging or portfolio hedging, the Multi Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, Managed, Global Balanced, and Global Bond Funds may use forward exchange contracts on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

     b. Other techniques for managing currency exposure: The Multi Cap Growth, International Equity Index, International Opportunities, International Opportunities B, International Opportunities Emerging Markets Equity, Health Sciences, Managed, Global Balanced, and Global Bond Funds may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, these Funds may enter into a forward currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in, traded in, or exposed to such foreign currency. The currency contract may call for the Fund to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. This is called "cross hedging".

     For similar purposes, the Multi Cap Growth, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, Managed, Global Balanced, and Global Bond Funds may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Fund's securities.

     c. Asset segregation requirements for forward exchange contracts: A Fund may "cover" its obligations under outstanding forward currency sale contracts by maintaining portfolio securities denominated, exposed to or traded in the currency of such contracts or of an appropriate proxy currency. To the extent a Fund does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, the Fund's custodian will segregate cash or liquid assets in an amount at all times at least equal to the amount of the Fund's obligation under each such contract; provided that, as to any such contracts that settles on a "net" basis, the Fund may consider its obligation to be the net amount that it owes under that contract. If the value of the portfolio securities used to cover a position or the value of the assets in the segregated account declines, the Fund will find additional "cover" or additional cash or liquid assets will be placed in the account so that the value of the account will at least equal the required amount described in the preceding sentence.

7.   Using Options on Currencies to Manage Currency Exposure

     a. Overview: The Multi Cap Growth, International Equity Index, International Opportunities, International Opportunities B, International Opportunities Emerging Markets Equity, Health Sciences, Managed, Global Balanced, High Yield Bond and Global Bond Funds may also purchase and write put and call options on foreign currencies for the same purposes and to the same extent as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets.

     The characteristics and risks of these currency option transactions are similar to those discussed in Sections 15. - 16. below with respect to put and call options on securities.

     Call options on foreign currencies written by a Fund will be "covered," which means that the Fund will own at all times at least an equal amount of, or an offsetting position in, the underlying foreign currency.

         b. Asset segregation requirement for currency put options written by a
Fund: With respect to put options on foreign currencies written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal at all times to the amount the Fund would be required to deliver upon exercise of the put.

8. Using Currency Futures Contracts and Options Thereon to Manage Currency Exposure.

     Any Fund may use currency futures contracts and options thereon for the same purposes and to the same extent as that Fund could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 16. - 19. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 20. below.

9.   Using Certain Other Derivative Instruments to Manage Currency Exposure

     As discussed in Section 21. below, several of the Funds may use certain "swaps," "caps," "floors," and "collars" for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such "derivative" transactions, as discussed in
Section 21, are generally also applicable when such instruments are used for currency management purposes.

10. Using Foreign Currency Exposure Management Strategies (General Considerations and Risks)

     The foreign currency management techniques discussed in Sections 6. - 9. above do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Funds are not obligated to try to hedge against any change in the value of any currency. Even if a Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible.

      Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Funds of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     In general, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. Also, the Multi Cap Growth, International Equity Index, International Opportunities, International Opportunities B, International Opportunities Emerging Markets Equity, Health Sciences, Managed, Global Balanced, and Global Bond Funds may use certain of these same types of instruments in currency management strategies that expose those Funds to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose those Funds to greater risks of loss and greater volatility than they otherwise would experience.

11.   Reallocating a Fund's Assets Among Asset Classes

      The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value. The Managed and Global Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes. The Global Bond Fund intends to exercise discretion to reallocate assets across domestic and international asset classes.

         All of the other Funds, with the exception of the Money Market Fund, generally allow the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed, Global Balanced, and Global Bond Funds.

12.   Adopting a Temporary Defensive Strategy

      All of the Funds, except the Money Market Fund, may (but are not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies.

      The Funds are limited only by their fundamental investment restrictions as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

      There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

13.   Investing With an Index-Based Objective

      The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than Funds that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

      Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

         The S&P 500 Index: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

      The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by

Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The Lehman Brothers Aggregate Bond Indexes: The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") is intended to measure the performance of the domestic, investment grade, fixed-rate investment grade debt market including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities.

     The Aggregate Bond Index covers those securities in the Lehman Brothers Government/Credit Index (the "Government/Credit Index"), plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index"), the Lehman Commercial Mortgage-Backed Securities (ERISA Eligible) Index ("CMBS (ERISA Eligible) Index"), and the Lehman Asset-Backed Securities Index ("ABS Index"). The Government/Credit Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations.

     The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The CMBS (ERISA Eligible) Index covers ERISA-Eligible CMBS securities. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

     All securities in the index generally have at least $150 million par amount outstanding and at least 1 year remaining to maturity.

     All non-government issues in the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

     All securities in the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

     Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Aggregate Bond Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

     The MSCI EAFE GDP Index and MSCI Emerging Markets Free ("EMF") Index: The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is, stocks with a larger capitalization have a greater weight in the index. The MSCI EMF Index is a market capitalization weighted index composed primarily of companies representative of the market structure of Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI EAFE GDP or MSCI EMF Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

     MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP or MSCI EMF Indexes. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

     ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

14.  Investing on a Non-Diversified Basis

     The Large Cap Growth, Large Cap Aggressive Growth, Growth & Income, Multi Cap Growth, Real Estate Equity, Health Sciences, Managed, Global Balanced and Global Bond Funds are "non-diversified Funds." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

15.  Using Options (Generally)

     a. Overview: Most of the Funds may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 15. discusses certain characteristics and risks that are generally common to all of these types of options. The Funds' use of specific types is discussed in Sections 7. - 8. above and 16. - 20. below, including characteristics and risks peculiar to those types of options or the Funds' use of them.

     b. Purchasing "call" options: If a Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     A Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, a Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (i.e., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, a Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     c. Selling or "writing" call options: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, a Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's purchase price by an amount greater than any commissions payable by the Fund on the purchase and sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     d. Writing options on a "covered" basis. One way for a Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered." How similar those assets must be varies depending on the Fund and the type of covered option involved. More details in this regard can be found in Sections 16. - 19. below.

     e. Purchasing and selling (writing) "put" options: A "put" option is the same as a call option, except that a Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if a Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). On the other hand, if a Fund sells (writes) a put option, the Fund could experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns. More details about this can be found in
Section 16. - 19. below.

     f. Accounting for options: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

16.  Using Options on Securities in Certain Conservative Investment Strategies

     a. Overview: Except as otherwise noted below, the general discussion of options in Section 15. above applies to this Section 16.

     Each of the Funds may write covered call options that are traded on national securities exchanges, except for the Growth & Income, Real Estate Equity, Active Bond and Money Market Funds. By "covered" we mean that the Fund will actually own the securities that are the subject of the option.

     The same Funds may purchase "protective" put options that are traded on national securities exchanges. By "protective", we mean that the Fund will actually own the securities that are the subject of the option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     b. Liquidity risk: The Funds intend to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

17. Using Financial Futures Contracts, Options on Such Contracts and Options on Stock Indexes (General Considerations)

     a. Overview: Most of the Funds may, in varying degrees use financial futures contracts, options on such futures and options on stock indexes. This
Section 17 discusses certain characteristics and risks that generally pertain to these instruments, regardless of the specific use to which they are put. The Funds' specific uses are discussed in Sections 7. - 8. above and 18. - 20. below, including specific risks related to those risks.

     b. Financial futures contracts: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

     An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

     Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

     A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

     c. Options on financial futures contracts: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the purchase side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

     More specifically, an option written by a Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

     d. Stock index options: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

     Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

     e. Margin requirements for futures and options: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

     Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

     f. Certain risks: Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

     The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, a Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

     Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

     g. Asset segregation requirement for certain futures and options positions:
A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities at least equal to the sum of the purchase prices of all of the Fund's open futures purchase positions, plus the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus the exercise price of all outstanding put options on futures contracts written by the Fund, minus the amount of margin deposits with respect thereto as marked to market each day.

18. Using Financial Futures, Options Thereon, and Stock Index Options for Certain Hedging-Type Strategies

     a. Overview: This Section 18. should be read against the background of the generally applicable information about options, futures and related risks that appears in Sections 15. and 17. above.

        This Section 18. covers all Funds, except the Money Market Fund. Specifically, except for the Money

Market Fund, all Funds may use exchange-traded financial futures contracts and options thereon, and, except for the Active Bond Fund, they also may purchase exchange-traded put or call options on stock indexes, for the purposes discussed below.

     It should be emphasized that none of the Funds is required to use any of these strategies, and doing so is not a principal investment strategy of any of the Portfolios. Therefore, it should not be assumed that any particular Fund will ever necessarily use any of these strategies to a significant extent.

     b. Hedging with financial futures contracts against market changes: All Funds covered by this Section 18. (except the Equity Index Fund) may use certain financial futures contracts as a hedge to protect against possible changes in interest rates and security prices.

     Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Funds (other than the Equity Index Fund) may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Funds (other than the Equity Index and Large Cap Value CORE Funds) may enter into interest rate futures sale contracts.

     c. Establishing market exposure and managing cash flow with financial futures contracts: On the other hand, purchasing futures contracts could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities. Thus, all of the Funds - - with the exception of the Money Market Fund - - may purchase and sell stock index and interest rate futures to maintain market exposure and manage cash flows.

     d. Managing foreign currency exposure with foreign currency futures contracts: Any Fund may use foreign currency futures contracts to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in Section 6. above.

     e. Using options on futures contracts and options on stock indexes for the foregoing purposes: Each Fund that this Section 18. authorizes to use financial futures contracts also may purchase options on appropriate financial futures contracts and (except for the Growth & Income, Real Estate Equity, Health Sciences, Active Bond and Money Market Funds) stock indexes for any purpose and to the extent that it could use financial futures contracts as discussed in a. -
d. above.

     f. Limitations on "long" positions for certain Funds: The Large Cap Value CORE Fund may not purchase financial futures contracts, except for currency futures. The following limitation applies to the Equity Index, Large Cap Aggressive Growth, Growth & Income, Fundamental Value, Fundamental Growth, Real Estate Equity, and Managed Funds: These Funds may purchase financial futures contracts, purchase call options on financial futures options or purchase call options on equity indexes only if (a) they intend to purchase securities (or, in the case of the Equity Index, Large Cap Aggressive Growth, Growth & Income, Fundamental Value, Fundamental Growth and Real Estate Equity Funds, wish to establish or maintain market exposure to securities that the Fund would be authorized to purchase) and (b) the value of such securities is expected to change by approximately the same amount as the value of the futures or options contracts being used to hedge them.

     g. Risks of hedging-type strategies: If, after a Fund establishes a hedge position, the value of the securities or currency being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

     The success of the Funds in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

     The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

19.  Using Options and Futures In Potentially More Aggressive Strategies

     a. Overview: This Section 19. should be read against the background of the generally applicable information about options, futures, and related risks that appears in Section 15., 17. and 18. above.

     This Section 19. applies only to the Large Cap Value CORE, Large Cap Growth, Growth & Income, Multi Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, International Equity Index, International Opportunities B, Emerging Markets Equity, Real Estate Equity, Managed, Global Balanced, Short-Term Bond, Bond Index, High Yield Bond, and Global Bond Funds. The option and futures strategies discussed in this Section are in addition to those discussed for those (and other) Funds in Sections 7., 8., 16., and 18. above.

     b. Writing certain types of options: The Large Cap Value CORE, Multi Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, International Equity Index, International Opportunities B, Emerging Markets Equity, Managed, Global Balanced, Short-Term Bond, Bond Index, High Yield Bond, and Global Bond Funds may write "covered" put options on securities. In addition, these same Funds may also write covered put and call options on indexes composed of securities in which the Fund may invest. Such index options may be written in any manner that the Fund in question is authorized to write options on specific securities it owns.

     A put option written by a Fund will be deemed to be "covered" if the Fund maintains in a segregated account with its custodian cash or liquid securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Funds will also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under put or call options purchased by the Fund.

     c. Purchasing certain types of options. Each of the Large Cap Value CORE, Multi Cap Growth, Small/Mid Cap CORE, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Managed, Global Balanced, High Yield Bond, and Global Bond Funds may purchase put and call options on securities in which each may invest, without specific restriction as to the circumstances of such purchases. Similarly, each of these Funds, as well as the Small/Mid Cap Growth and Short-Term Bond Funds, may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases.

     Option purchases of the type covered in the preceding paragraph would have to be consistent with the Fund's investment objective. Also, each of the above-listed Funds is subject to the limitation on certain futures and options transactions described in Section 20.

     d. Using options traded over-the-counter or on foreign exchanges: The Growth & Income, Large Cap Value CORE, Multi Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, Real Estate Equity, Managed, Global Balanced, Short-Term Bond, Bond Index, High Yield Bond, and Global Bond Funds may also use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner and to the same extent that they would be permitted to use such options that were traded on domestic exchanges. These Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

      e. Using futures contracts and options on futures contracts for certain purposes: The Growth & Income, Large Cap Value CORE, Large Cap Growth, Multi Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Value, Small Cap Growth, International Opportunities B, International Equity Index, Emerging Markets Equity, Health Sciences, Real Estate Equity, Managed, Global Balanced, Short-Term Bond, Bond Index, Active Bond, High Yield Bond, and Global Bond Funds may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

      There is no specific overall limit on the amount of the assets these Funds may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions. Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of assets on deposit as margin to secure options on futures contracts that are not used for bona fide hedging purposes plus the amount of premiums paid by a Fund for such options is (pursuant to the restrictions set forth in Section 20. below) limited to 5% of the Fund's net assets.

      f. Risks of potentially more aggressive options and futures strategies: As outlined above, the Funds discussed in this Section 19. may engage in types of options and futures transactions not permitted to the other Funds, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging-type purposes or that otherwise may be more speculative. Also, even as to options and futures transactions of a type that are permitted to other Funds, these Funds are, in certain cases, not as limited regarding the amount of their assets that may be so employed. Accordingly, to the extent that these Funds exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Funds.

20.   Limiting the Funds' Exposure to Certain Futures and Option Transactions.

      The Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds will not enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of the Fund's assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Fund's total assets.

      The following limitation applies to all of the Funds that can invest in financial futures contracts or options thereon, other than the Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds: No such other Fund may purchase, sell or write futures contracts or options thereon other than for "bona fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

      Nor will any of the Large Cap Value, Large Cap Value CORE, Large Cap Growth, Small Cap Equity, or International Opportunities B Funds enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Fund's total assets.

      Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

21.   Using Other Types of Derivative Instruments

      a. Overview: The International Equity Index, Global Balanced, and High Yield Bond Funds may engage in "swap" transactions (specifically interest rate, currency and index swaps) and in the purchase or sale of related "caps," "floors," or "collars." The Emerging Markets Equity Fund may also engage in those transactions and, in addition, may engage in equity swap transactions. The Managed Fund may invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps for hedging purposes or for currency management strategies permitted to it under Section 6 above. The International Opportunities and International Opportunities B Fund may invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps, although it will use currency swaps only for hedging purposes. The Global Bond Fund may also use these derivative instruments, but only for currency management strategies permitted to it under Section 6. above.

      The nature and risks of these types of transactions are discussed further in the paragraphs that follow.

      b. Interest rate swaps: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

         Provided the contract so permits, a Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

      c. Interest rate caps, floors and collars: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

      d. Currency, index and equity swaps, caps, floors and collars: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

      e. Risks and purposes of these other derivatives: The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

      Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, a Fund may use these derivative instruments only in ways that are consistent with its investment objective.

      The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund might be less favorable than if these techniques had not been used.

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

      These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. None of the Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

      There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

      The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

      f. Segregation requirements for these derivatives: Each Fund will maintain cash or liquid debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

22.   Investing in Other Investment Companies

      a. Overview: Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

      b. Investing in passive foreign investment companies: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only) way for a Fund to invest in certain markets. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

         The International Equity Index Fund is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. (A "closed end" company is one whose shares can generally be disposed of only in market transactions, as opposed to redemptions. An "open end" company is one whose shares are freely redeemable.)

      c. Investing in exchange traded funds: All Funds (other than the Money Market Fund) may invest in certain forms of Exchange Traded Funds ("ETFs"), provided such investment is consistent with the Fund's investment objectives. ETFs are registered open-end investment companies whose shares can be bought and sold on various exchanges in the same way as stocks. ETFs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. There are various forms of ETFs, but the ones that are most commonly used at the current time are iShares (formerly called World Equity Benchmark Shares or "WEBS") and SPDRs (Standard and Poor's Depository Receipts).

      (i) Investing in iShares: iShares(SM) are shares of an open-end investment company that invests substantially all of its assets in securities included in various indices. iShares(SM) are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to the NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharessm for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares(SM) as part of its investment strategy.

           (ii) Investing in SPDRs: SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange.

      d. Investing in money market fund shares: A Fund may also invest in money market funds managed by its subadviser in reliance upon an exemptive order received by its subadviser from the SEC. Such exemptive orders may permit funds managed by the subadviser to invest in money market funds managed by it, to an extent in excess of amounts otherwise permitted by the Investment Company Act. The subadviser to the Multi Cap Growth Fund will remit the fees it receives from money market funds it manages, to the extent such fees are based on the Multi Cap Growth Fund's assets, to the Multi Cap Growth Fund. Nor are the Large Cap Value, Small Cap Value,, International Opportunities, and International Opportunities B, Funds charged any investment management fees for investments in money market funds managed by their subadvisers.

23.   Purchasing "When Issued" Securities and Forward Commitments

      a. Overview: All Funds (other than the Large Cap Growth, Growth & Income, Real Estate Equity, and Money Market Funds) may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

      In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

      b. Asset segregation requirement for these transactions. Each Fund will maintain in a segregated account with its custodian cash or liquid securities that at all times equal the amount of its when issued and forward commitments.

24.   Short-Term Trading

      All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for a Fund that would not be incurred by a Fund that did not engage in that practice.

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

25.   Entering Into Repurchase Agreements

      All of the Funds may enter into repurchase agreements.

      A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

      The Large Cap Growth, Growth & Income, Real Estate Equity, Managed, Active Bond, and Money Market Funds may not invest in repurchase agreements maturing in more than 7 days. No other Fund will invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% of the Fund's net assets.

      Each Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

26.   Participating in Joint Trading Accounts

      John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section 25. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and all of the Funds (except the Large Cap Value CORE, Multi Cap Growth Fund, Small/Mid Cap CORE, Small Cap Growth, and Money Market Funds) regularly participate in it.

      Each Fund is also free to participate in any similar joint trading account that its subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders, and the following Funds regularly participate in such other joint trading accounts: the Large Cap Value CORE, Multi Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, and Small Cap Growth Funds.

      In each case, the subadviser that operates one of these joint trading accounts is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

27.   Lending of Fund Securities

      In order to generate additional income, all Funds may, and most do, lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

      Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. No Fund will lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

28.   Using Reverse Repurchase Agreements and Mortgage "Dollar Rolls"

      a. Overview: The Short-Term Bond and Money Market Funds may enter into reverse repurchase agreements to facilitate portfolio liquidity, or in arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

      The Managed, Global Balanced, Short-Term Bond, Bond Index, Active Bond, and Global Bond Funds may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

      The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve financial leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are generally associated with financial leverage.

      b. Asset segregation requirements for reverse repurchase agreements and mortgage dollar rolls: Each Fund will set aside in a segregated account with its custodian liquid assets that at all times are at least equal to its obligations under outstanding reverse repurchase agreements and mortgage dollar rolls it has entered into.

29.   Investing in Rule 144A and Illiquid Securities

      All Funds may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

      If illiquid, a Rule 144A security may not be purchased by the Money Market Fund. Nor may the Money Market Fund purchase any other investments that are deemed to be illiquid, if the total of all its illiquid assets would be more than 10% of its net assets. Each Fund other than the Money Market Fund, however, may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% of the Fund's net assets.

30.   Investing in Preferred Stock, Convertible Securities and Warrants

      Investments may be made in debt or preferred equity securities and those convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

31.   Investing in Initial Public Offerings ("IPOs")

      Almost all Funds of the Trust have the ability to invest in IPOs. IPO investments may be more volatile than other types of investments and a Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.

D.  THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTIONS

      The Funds' investment objectives and strategies may, in general, be changed without the approval of shareholders.

      In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of each Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

      To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

      As a matter of fundamental policy, no Fund will:

      (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Fund are not deemed interests in real estate for the purposes of this restriction.

      (2) Make loans, other than through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies, except that each Fund may lend portfolio securities not having a value in excess of 33 1/3% of the Fund's total assets.

      (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that:

          (A) the Equity Index, Large Cap Value, Large Cap Growth, Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Fundamental Growth, Small Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, Managed, Global Balanced, Short-Term Bond, Bond Index, High Yield Bond and Global Bond Funds may

                  (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Fund if more than one-third of the Fund's total assets would immediately thereafter be subject to such call and put options,

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

          (ii) purchase options on stock indexes and write such options to close out positions previously established, and

          (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, and Small Cap Equity Funds, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Fund which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to the Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Fund's total assets;

  (B) with respect to the Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Fundamental Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Equity, Small Cap Value, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, Managed, Global Balanced, Short-Term Bond, Bond Index, Active Bond, High Yield Bond, and Global Bond Funds, forward foreign exchange contracts, forward commitments, and when issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purpose of this restriction;

  (C) the Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, International Equity Index, International Opportunities B, Emerging Markets Equity, Health Sciences, Managed, Global Balanced, Short-Term Bond, Bond Index, High Yield Bond, and Global Bond Funds may, in addition to the activities permitted in (A) and (B) above,

          (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund, and purchase put and call options to close out any positions thus established, and

          (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Funds may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Fund's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts that are not for bona fide hedging purposes (less any amount by which any such option is "in the money" at the time of purchase) exceeds 5% of the market value of the Fund's net assets;

  (D) the Large Cap Growth and Active Bond Funds may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in (C)(ii), above, with respect to the Funds listed therein, and the Growth & Income and Real Estate Equity Funds may enter into futures contracts and purchase or write options thereon to the same extent as if permitted in
(A)(iii) and (C)(ii) above; and

  (E) the Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Fundamental Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Health Sciences, and Managed, Global Balanced, High Yield Bond, and Global Bond Funds may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

      (4) Engage in the underwriting of securities of other issuers, except to the extent the Fund may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

      (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Fund as of the time each such borrowing is made, or 10% as to the Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Fundamental Growth, Small/Mid Cap CORE, Small Cap Value, International Equity Index, International Opportunities B, Emerging Markets Equity, Health Sciences, Bond Index, and High Yield Bond Funds, subject to a non-fundamental policy that none of these Funds will make additional investments at any time when such borrowings plus any amounts payable by the Fund under reverse repurchase agreements exceed 5% of that Fund's total assets.

      (6) Except as set forth in the following sentence, neither the Growth & Income, nor the Large Cap Growth, Real Estate Equity, Managed, Active Bond, or Money Market Funds may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Growth & Income, Large Cap Growth, Real Estate Equity, Managed and Active Bond Funds may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, subject to a non fundamental restriction limiting all illiquid securities held by each Fund to not more than 15% of the Trust's net assets.

      (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

      (8) Invest for the purpose of exercising control over or management of any company.

      (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission ("SEC") or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Fund would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Fund's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Fund's total assets, or (d) together with investment companies having the same investment adviser as the Fund (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction (9) does not apply to the Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Fundamental Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Health Sciences, International Opportunities, International Opportunities B, Emerging Markets Equity, Global Balanced, Bond Index, High Yield Bond, or Global Bond Funds.

      (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction (10) does not apply to the Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Multi Cap Growth, Real Estate Equity, Health Sciences, Managed, Global Balanced, or Global Bond Funds.

      (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction (3), above; the use of option contracts as permitted by restriction (3), above; or the use of foreign currency contracts.

      The Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Fundamental Value, Multi Cap Growth, Fundamental Growth, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity,

Small Cap Value, Small Cap Growth, International Equity Index, International Opportunities, International Opportunities B, Emerging Markets Equity, Global Balanced, Short-Term Bond, Bond Index, Active Bond, High Yield Bond, and Global Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the Investment Company Act by the staff of the SEC, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign government entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes.

      For purposes of any restrictions or limitation to which the Trust is subject, no Fund, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed:

      (i) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

      (ii) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Fund does not hold directly in its portfolio.

E.  BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

      The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Board has three standing committees, which are discussed below.

      The Governance Committee of the Board consists of the Trust's four independent Trustees: Ms. Cook, Ms. Kessler, Mr. Verdonck and Mr. McClellan. The Governance Committee assists the Board of Trustees by considering and making recommendations on such matters as the Board's structure, composition, manner of operations, and effectiveness; and the compensation and continuing education of independent Trustees. This committee also gives particular consideration to certain matters that involve actual or potential conflicts of interest between the Trust and its service providers. The terms of the Trust's advisory agreements are one important example of this. This committee met four times in 2001.

      The Nominating Committee of the Board also consists of the Trust's four independent Trustees. This committee is responsible for the selection and nomination of candidates to be independent Trustees. Although the Nominating Committee may receive input from John Hancock in this regard, the committee controls the selection and nominating process. The extent of this committee's activities in a given year will vary somewhat, depending on how many vacancies for the office of independent trustee need to be filled. The Nominating Committee did not meet during 2001.

      The Audit Committee of the Board consists of the following independent
Trustees: Ms. Cook, Mr. McClellan and Mr. Verdonck. The Audit Committee assists the Board in fulfilling its oversight responsibilities relating to the quality and objectivity of financial reporting, the effectiveness and efficiency of operations (including internal controls), and compliance with applicable laws and regulations. Among other things, the Audit Committee seeks to maintain good communication among the Trustees, the Trust's independent auditors and the Trust's management. Each year, the committee evaluates and makes a recommendation to the Board of Trustees as to the independent auditors to be retained by the Trust to audit the Trust's financial statements. The committee also reviews with such auditors the scope of the audit to be performed and the results of such audit. The Audit Committee met three times during 2001.

      Each of the above-described committees has authority to retain, at the Trust's expense, legal counsel and such other experts as the committee deems advisable to help discharge its functions.

      The following table provides information about the members of the Board of Trustees and the officers of the Trust:

 Name, Address and        Position with      Term of           Principal Occupation          Number of         Other
      Age                    Trust           Office             During Past 5 years            JHVST       Directorships
      --                     -----           ------             -------------------
                                                                                               Funds         Held by
                                                                                              Overseen       Trustees
                                                                                                             --------
                                                                                             by Trustees
                                                                                             -----------
Interested Trustees*:

Michele G. Van Leer       Chairman and     Indefinite           Senior Vice President,           28              None
(age 44)                  Trustee          (Commenced           Product Management, John
John Hancock Place                         September 1998)      Hancock Life Insurance
Boston, Massachusetts                                           Company; President and
02117                                                           Director John Hancock
                                                                Variable Life Insurance
                                                                Company

Kathleen F. Driscoll      Vice Chairman,   Indefinite           Vice President, Signator         28              None
(age 45)                  President and    (Commenced June,     Brokerage, John Hancock
John Hancock Place        Trustee          2001)                Life Insurance Company,
Boston, Massachusetts                                           Vice President, Corporate
02117                                                           Communications, John
                                                                Hancock Life Insurance
                                                                Company

Independent Trustees:

Elizabeth G. Cook         Trustee          Indefinite           Expressive Arts Therapist,       28              None
(age 64)                                   (Commenced April     Dana Farber Cancer
c/o John Hancock                           1993)                Institute; President, The
Variable Series Trust                                           Advertising Club of
I, John Hancock Place,                                          Greater Boston
Boston, Massachusetts
02117

Diane C. Kessler          Trustee          Indefinite           Executive Director,              28              None
(age 55)                                   (Commenced April     Massachusetts Council of
c/o John Hancock                           1999)                Churches
Variable Series Trust
I, John Hancock Place,
Boston, Massachusetts
02117

-----------------------
* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

Robert F. Verdonck        Trustee          Indefinite           President and Chief              28              None
(age 56)                                   (Commenced April     Executive Officer, East
c/o John Hancock                           1999)                Boston Savings Bank
Variable Series Trust
I, John Hancock Place,
Boston, Massachusetts
02117

Hassell H. McClellan      Trustee          Indefinite           Professor and Graduate           28              None
(age 56)                                   (Commenced           Dean, The Graduate School
c/o John Hancock                           February, 2001)      of the Wallace G. Carroll
Variable Series Trust                                           School of Management,
I, John Hancock Place,                                          Boston College
Boston, Massachusetts
02117

Other Officers

Jude A. Curtis (age 43)   Compliance       Indefinite           Second Vice President and        N/A             N/A
John Hancock Place        Officer          (Commenced June,     Chief Investment
Boston, Massachusetts                      2000)                Compliance Officer, John
02117                                                           Hancock Life Insurance
                                                                Company; formerly Second
                                                                Vice President and
                                                                Counsel, Office of
                                                                Business Conduct; John
                                                                Hancock Life Insurance
                                                                Company; formerly a
                                                                Partner at Hale and Dorr
                                                                LLP (law firm)

Maryellen Carney          Asst.            Indefinite           Compliance Specialist,           N/A             N/A
(age 36)                  Compliance       (Commenced June,     John Hancock Life
John Hancock Place        Officer          1999)                Insurance Company;
Boston, Massachusetts                                           formerly Investment
02117                                                           Company and Investment
                                                                Adviser Examiner, U.S.
                                                                Securities & Exchange
                                                                Commission, Fort Worth
                                                                Office and Boston Office

Raymond F. Skiba          Treasurer        Indefinite           Director of Fund                 N/A             N/A
(age 56)                                   (Commenced           Operations, John Hancock
John Hancock Place                         February, 1986)      Life Insurance Company
Boston,
Massachusetts
02117

Karen Q. Visconti         Secretary        Indefinite           Senior Marketing                 N/A             N/A
(age 48)                                   (Commenced           Consultant, Life Product
John Hancock Place                         August, 1999)        Management, John
Boston,                                                         Hancock Life Insurance
Massachusetts                                                   Company
02117

Arnold R. Bergman         Assistant        Indefinite           Counsel, Law                     N/A             N/A
(age 51) John             Secretary        (Commenced           Department, John
Hancock Place,                             December, 1999)      Hancock Life Insurance
Boston,                                                         company; formerly Vice
Massachusetts                                                   President, General
02117                                                           Counsel and Secretary,
                                                                First Variable Life
                                                                Insurance Company

      Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

      The names and range of each Trustee's interest in any Fund as of December 31, 2001 are set forth in the table below

   Name of Trustee              Dollar Range of Interest in    Dollar Range of Interest in
                                        Any Fund                        All Funds
   Interested Trustees:
   Michele G. Van Leer                       0                              0
   Kathleen F. Driscoll               $10,000-$50,000                $10,000-$50,000

   Independent Trustees:
   Elizabeth G. Cook                 $50,000-$100,000               $50,000-$100,000
   Diane C. Kessler                   $10,000-$50,000                $10,000-$50,000
   Robert F. Verdonck                 $1,000-$10,000                 $1,000-$10,000
   Hassell H. McClellan                      0                              0


      Compensation paid by the Trust to its current disinterested Trustees during 2001 was as follows:

         Ms. Cook             $61,000
         Ms. Kessler          $53,000
         Mr. Verdonck         $59,000
         Mr. McClellan        $57,000

The Trust paid no compensation to any other officer or Trustee. The Trustees' fees are allocated among the Trust's Funds in proportion to their relative net assets. The average aggregate net assets for all of the Funds totaled approximately $10.3 billion for the year 2001.

F.  INVESTMENT ADVISORY ARRANGEMENTS

1.  The Trust's Investment Advisory Arrangements With John Hancock

      John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Funds pursuant to several investment advisory agreements. The Trust is party to each of these investment advisory agreements with John Hancock.

         The Trust pays John Hancock investment advisory fees at the following rates:

                                                    John Hancock's Investment Advisory Fee
                                                    as an Annual Percentage of Each Portion
Fund                                                of the Fund's Average Daily Net Assets
----                                                --------------------------------------
Equity Index                        .15% of first $75 million; .14% of next $50 million; .13% above $125 million

Large Cap Value                     .75%

Large Cap Value CORE                .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Growth                    .40% of first $500 million; .35% of next $500 million; .30% above $1 billion

Large Cap Aggressive Growth         1.00% of first $10 million; .875% of next $10 million; .75% above $20 million

Growth & Income                     .71% of first $150 million; .69% of next $150 million; .67% above $300 million

Fundamental Value                   .95% of first $25 million; .85% of next $25 million; .75% of next $50 million; 65% above $100 million

Multi Cap Growth                    1.00% of first $100 million; .90% above $100 million

Fundamental Growth                  .90% of first $250 million; .85% above $250 million

Small/Mid Cap CORE                  .80% of first $50 million; .70% above $50 million

Small/Mid Cap Growth                1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

Small Cap Equity                    .90% of first $150 million; .75% of next $150 million; .65% of next $200 million; .60% above $500 million

                                                            John Hancock's Investment Advisory Fee
                                                            as an Annual Percentage of Each Portion
Fund                                                         of the Fund's Average Daily Net Assets
----                                                         --------------------------------------
Small Cap Value                             .95%

Small Cap Growth                            1.05%

International Equity Index                  .18% of first $100 million; .15% of next $100 million; .11% above $200 million

International Opportunities                 1.30% of first $20 million; 1.15% of next $30 million; 1.05% above $50 million

International Opportunities B               1.20% of first $50 million; 1.05% of next $150 million; 1.00% above $200 million

Emerging Markets Equity                     1.65% of first $10 million; 1.45% of next $140 million; 1.35% above $150 million

Real Estate Equity                          1.10% of first $50 million; 1.00% of the next $50 million; .90% of the next $100 million; .80% above $200 million

Health Sciences                             1.00% of first $250 million; .95% above $250 million

Managed                                     .74% of first $500 million; .68% of next $500 million; .65% above $1 billion

Global Balanced                             1.05% of first $150 million; .95% of next $150 million; .80% of next
                                            $200 million; .75% above $500 million

Short-Term Bond                             .60%

Bond Index                                  .15% of first $100 million; .13% of next $150 million; .11% above $250 million

Active Bond                                 .70% of first $100 million; .65% of next $150 million; .61% of next $250 million; .58% of next $500 million; .55% above $1 billion

High Yield Bond                             .80% of first $100 million; .70% above $100 million

Global Bond                                 .85% of first $150 million; .80% of next $150 million; .75 of next $200 million; .70% above $500 million

Money Market                                .25%

      Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

     All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

2. The Trust's Arrangements With Subadvisers

     Set forth below are the names to the Funds' subadvisers and certain persons who may control them.

                  Subadviser                 Subadviser's                                    General Nature
                 and the Funds              Controlling                                          of
                  It Manages                   Person           Basis of Control      Control Person's Business
                  ----------                   ------           ----------------      -------------------------
1.       Independence Investment LLC      John Hancock        Indirectly owns 100%    Financial services holding
         (Managed, Growth & Income,       Financial           of voting stock         company
         Large Cap Growth, Real Estate    Services Inc.
         Equity, Short-Term Bond, and
         International Equity Index       John                Indirectly owns         Life insurance and other
         Funds)                           Hancock             100% of voting stock    financial services provided
                                          Life Insurance                              directly or through
                                          Company                                     subsidiaries


2.       John Hancock Advisers, LLC
         (Small Cap Growth, and Active    Same as 1. above.
         Bond)

3.       SSgA Funds Management, Inc.      State Street        Owns 100% of the        Financial services holding
         (Equity Index Fund)              Corporation         subadviser              company

4.       T. Rowe Price Associates, Inc.   T. Rowe price       Owns 100% of the        Publicly traded financial
         (Large Cap Value and Small Cap   Group, Inc.         subadviser              services holding company
         Value Funds)

5.       Janus Capital Management, LLC    Stilwell            Indirectly owns 92%     Publicly traded financial
         (Multi Cap Growth Fund)          Financial, Inc.     of the subadviser       services asset management
                                                                                      company

6.       Goldman Sachs Asset Management   The Goldman Sachs   The subadviser is a     Publicly traded global
         (Small/Mid Cap CORE, and Large   Group Inc.          unit of the             investment banking and
         Cap Value CORE, and                                  Investment Management   securities firm
         International Equity Funds)                          Division of Goldman,
                                                              Sachs & Co., a
                                                              subsidiary of Goldman
                                                              Saks Group Inc.

7.       T. Rowe Price International,     T. Rowe Price       Indirectly owns 100%    Publicly traded financial
         Inc. (International              Group, Inc.         of the subadviser       services holding company
         Opportunities and
         International Opportunities
         B Funds)

8.       Morgan Stanley Investment        Morgan Stanley      Directly owns 100% of   Publicly traded financial
         Management Inc. (Emerging        Dean Witter & Co.   voting stock            services company
         Markets Equity and Real
         Estate Equity Funds)

9.       Mellon Bond Associates, LLP      Mellon Financial    Directly owns 100% of   Bank holding company
         (Bond Index Fund)                Corporation         the subadviser

10.      Wellington Management Company,   Laurie A. Gabriel;  Managing Partners       Investment management
         LLP (High Yield Bond,            Duncan M.
         Small/Mid Cap Growth,            McFarland;
         Fundamental Value, and Money     John R. Ryan
         Market Funds)

11.      Alliance Capital Management,     AXA Financial,      AXA and its             Life insurance and other
         L.P. (Large Cap Aggressive       Inc. ("AXA")        subsidiaries owned      financial services
         Growth)                                              (as of 12/31/01)
                                                              51.7% of the
                                                              outstanding units of
                                                              limited partnership
                                                              interests in the
                                                              subadviser

12.      Capital Guardian Trust Company   The Capital         The subadviser is an    Financial services holding
         (Managed, Small Cap Equity,      Guardian Group      indirect wholly owned   company
         Global Balanced and Global       Companies, Inc.     subsidiary of CGCI
         Bond Funds)                      ("CGCI")

13.      Putnam Investment Management,    Marsh & McLennan    The subadviser is an    Publicly owned holding company
         LLC                              Companies, Inc      indirect wholly owned   whose principal businesses are
         (Growth & Income, Fundamental    (Marsh")            subsidiary of Marsh     international insurance and
         Growth and Health Sciences                                                   reinsurance brokerage,
         Funds)                                                                       employment benefit counseling
                                                                                      and investment management

Set forth below are the sub-advisory fees that John Hancock pays the subadvisers for each Fund. The below fees are paid by John Hancock and not by the Funds.

                                                     Subadvisory Fees Payable by John Hancock,
       Fund                              as a Percentage of Each Fund's Average Daily Net Assets
       ----                              -------------------------------------------------------
Equity Index                   .05% of first $50 million; .04% of next $50 million; .02% of next $300 million; and
                               .01% above $400 million

Large Cap Value                .40% of first $500 million; and .35% above $500 million

Large Cap Value CORE           .40% of first $50 million; .30% of next $150 million; .25% of next $800 million; and
                               .20% above $1 billion

Large Cap Growth               .30% of first $500 million; .2625% of next $500 million; and .225% above $1 billion

Large Cap Aggressive Growth    .75% of first $10 million; .625% of next $10 million; and .50% above $20 million

Growth & Income                Assets managed by Independence Investment, LLC:  .1875% Assets managed by Putnam
                               Investment Management, LLC; .50% of first $150 million; .45% of next $150 million; and
                               .35% above $300 million

Fundamental Value              .60% of first $25 million; .50% of next $25 million; .40% of next $50 million; and
                               .30% above $100 million

Multi Cap Growth               .55% of first $100 million; .50% of the next  $400 million; and .45% above $500 million

Fundamental Growth             .50% of first $250 million; and .45% above $250 million

Small/Mid Cap CORE             .60% of first $50 million; and .50% above $50 million

Small/Mid Cap Growth           .50% of first $50 million; .45% of next $150 million; and .40% above $200 million

Small Cap Equity               .65% of first $150 million; .50% of next $150 million; .40% of next $200 million; and
                               .35% above $500 million

Small Cap Value                .60% of the first $500 million; and .55% above $500 million

Small Cap Growth               .50%

International Equity Index     .125% of first $100 million; .10% of next $100 million; and .06% above $200 million

International Opportunities    .75% of first $20 million; .60% of next $30 million; .50% of next $150 million; .50%
                               of all assets when the Fund is more than $200 million but less than $500 million; .45%
                               of all assets above $500 million

International                  .60% of first $50 million; .55% of next $150 million; and .50% above $200 million
Opportunities B

Emerging Markets Equity        1.10% of first $10 million; .90% of next $140 million; and .80% above $150 million.

Real Estate Equity             Assets managed by Independence Investment LLC: .30% of first $300 million; .25%
                               of next $500 million; and .20% above $800 million
                               Assets managed by Morgan Stanley Investment Management Inc.: .70% of first $50 million; .60% of next $50 million; .50% of next $100 million; and .40% above $200 million

Health Sciences                .55% of first $250 million; and .50% above $250 million

Managed Assets managed by Independence Investment LLC: .30% of first $500 million; .2625% of next $500 million; and .2250% above $1 billion Assets managed by Capital Guardian Trust Company: .50% of first $150 million; .45% of next $150 million; .30% of next $200 million; and .25% above $500 million

Global Balanced        .65% of first $150 million; .55% of next $150 million;
                       .40 of next $200 million; and .35% above $500 million

Short-Term Bond        .19% of first $250 million; .17% of next $250 million;
                       and .15% above $500 million

Bond Index             .07% of first $100 million; .06% of next $150 million;
                       .03% of next $250 million; and .01% above $500 million

Active Bond            .25% of first $100 million; .20% of next $150 million;
                       .16% of next $250 million; .125% of next $500 million;
                       and .10% above $1 billion

High Yield Bond        .45%

Global Bond            .40% of first $150 million; .35% of next $150 million;
                       .30% of next $200 million; and .25% above $500 million

Money Market           .09% of first $250 million; .05% of next $500 million;
                       and .02% above $750 million

3. Dollar Amounts of Advisory Fees, Subadvisory Fees, and Expense Reimbursements

      Set out below are the dollar amounts of advisory fees that the Trust paid to John Hancock and the subadvisory fees that John Hancock paid to subadvisers for the past three years:

Fund                                                Investment Adviser                             Subadvisers*
----                                                ------------------                             ------------
                                           2001           2000           1999           2001           2000          1999
                                           ----           ----           ----           ----           ----          ----
Managed .............................   18,129,438     12,069,024     10,789,553      7,509,704      7,988,141      8,001,416
Growth & Income .....................   18,378,237     12,188,384      9,806,770      6,378,814      7,674,810      7,269,220
Equity Index ........................      638,853        682,347        448,044        184,656        252,856        181,624
Large Cap Value .....................    1,654,981      1,222,357      1,087,807        892,337        811,804        710,068
Large Cap Value CORE ................      278,769         81,748         13,622        148,487         43,874          6,990
Large Cap Growth ....................    3,319,872      4,955,653      4,378,106      2,489,889      3,756,913      3,250,179
Large Cap Aggressive
   Growth ...........................      272,132        214,471         38,421        193,921        156,294         27,498
Fundamental Value ...................      342,746         87,948         16,857        208,657         55,933         10,259
Multi Cap Growth ....................    2,410,233      4,303,524      1,646,277      1,535,019      3,001,588      1,119,977
Real Estate Equity ..................    1,556,143        946,388        835,184        758,395        473,629        413,496
Health Sciences .....................      163,858             --             --         90,120             --             --
Small/Mid Cap Growth ................    1,403,338      1,382,046      1,360,053        848,219        939,041        902,527
Fundamental Growth ..................      327,064        249,227         17,491        181,703        144,847          9,805
Small/Mid Cap CORE ..................      218,743        131.301         47,616        164,053         99,006         35,177
Small Cap Equity ....................      619,083        602,274        512,633        459,131        409,844        348,363
Small Cap Value .....................      559,231        126,890         15,837        353,196         87,204         10,454
Small Cap Growth ....................    1,533,746      1,965,285        732,594        937,017      1,319,650        478,916
Global Balanced .....................      291,727        261,293        253,044        187,638        149,889        147,136
International Equity Index ..........      261,569        354,066        313,649        179,380        240,625        210,822
International Opportunities B .......      218,738        139,438         35,992        123,235         84,469         20,788
International Opportunities .........      844,115        819,520        582,128        547,558        589,537        409,561

Emerging Markets Equity..............      364,553        523,867        182,265        272,023        408,779        145,114
Short-Term Bond......................      468,356        220,826        216,170        225,303        114,279        135,464
Bond Index...........................      135,751         72,662         48,433         66,937         39,093         25,498
Active Bond..........................    5,236,730      2,573,480      2,214,912      1,389,019      1,534,969      1,643,765
Global Bond..........................      518,629        467,803        488,070        239,893        290,135        306,570
High Yield Bond......................      260,006        159,282        111,177        175,704        123,619         84,425
Money Market.........................    1,319,703      1,038,533        965,427        650,891      1,038,533        953,183

________________

* Paying these fees to the sub-advisers is solely the responsibility of John Hancock and not the Trust.

     Under the investment advisory agreements, for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. These reimbursements have been as follows for the past three years.

Fund                                        2001         2000           1999
----                                        ----         ----           ----

Equity Index.........................          --           --        275,336
Large Cap Value CORE.................      10,830       26,638          5,824
Large Cap Aggressive Growth..........      29,164       11,479          3,504
Fundamental Value....................      79,742       28,895          6,512
Small/Mid Cap Growth.................       4,000           --          1,790
Small Cap Equity.....................       7,794       23,198          6,224
Small Cap Value......................      16,492       32,214          9,254
Small Cap Growth.....................      50,542           --             --
Global Balanced......................      58,591       85,676         91,146
International Equity Index...........     202,794      195,833         21,900
International Opportunities B........      21,991       92,396         21,901
International Opportunities..........     143,444      154,310         92,017
Global Bond..........................       2,284       63,735          1,445
Fundamental Growth...................      67,599       10,455          2,888
Small/Mid Cap CORE...................      68,521       53,769         77,179
Emerging Markets Equity..............     733,661      499,569        294,354
Bond Index...........................           -       11,335         17,185
High Yield Bond......................      38,330       29,620         42,314
Active Bond..........................          --      201,827             --

4. Basis of Trustee Approval of Continuance of Advisory Arrangements

     The Trust's Board of Trustees, at a meeting on February 6, 2002, approved the continuance of the Trust's investment management agreements ("advisory agreements") with John Hancock and the Trust's sub-investment management agreements ("sub-advisory agreements") with sub-advisers. In the process, the Board evaluated, among other things, written and oral information provided by John Hancock in response to a request of the Trustees. In addition, the Board's Trust Governance Committee, composed exclusively of the Board's independent Trustees, met prior to the Board meeting and evaluated written information provided in advance to the Board by John Hancock.

     During the year, the Board devotes a substantial portion of each of its five regularly scheduled meetings to an ongoing review and evaluation of John Hancock and the sub-advisers. This ongoing process is based primarily on written and oral reports by John Hancock, in-person presentations by the Trust's sub-advisers on a rotating basis, and answers to questions addressed by the Trustees to representatives of John Hancock and the sub-advisers. In this connection, the Trustees receive information from John Hancock regarding John Hancock's performance of its functions, including monitoring and evaluation of each sub-adviser. This information relates to such matters as the nature, scope and quality of the services provided by the sub-advisers to the Trust, and includes, among other things, (i) the investment performance of each sub-adviser, (ii) any recommendation by John Hancock to terminate, replace or add a sub-adviser, and
(iii) any recommendation by John Hancock to change any advisory or sub-advisory fee.

     The Trust Governance Committee schedules four meetings a year pursuant to a Charter that empowers the Committee to meet separately from management in connection with consideration of the advisory and sub-advisory agreements. The Charter also empowers the Committee, in any case it deems advisable, to retain special counsel or other experts or consultants, at the expense of the Trust or any Fund, to further the interests of the Trust.

     The Board generally schedules its meeting in February of each year to consider whether or not to approve continuing the advisory and sub-advisory agreements for another year. The Board considers, as applicable, factors bearing on the nature, scope, quality, cost and profitability of the services provided to the Trust under these agreements, with a view toward making a business judgment whether each agreement, including the fee, is, under all of the circumstances, in the best interest of the Trust.

     In approving the agreements at their February 6, 2002 meeting, the Trustees considered various factors, and, in their business judgment, reached various conclusions, principally including the following:

     . The Trustees reviewed the nature and scope of the various management and administrative services that John Hancock provides to the Trust, including, among other things, John Hancock's functions in overseeing, monitoring and reporting on the Trust's 13 sub-advisers. The Trustees also reviewed the nature and scope of the portfolio management services that the sub-advisers provide to the various Funds.

     . The Trustees assessed the quality of John Hancock's services and each sub-adviser's services, on such bases as investment performance and expense experience for each Fund, on both an absolute basis and a comparative basis (against benchmarks and certain investment performance data of similar funds prepared at John Hancock's request by an unaffiliated company) over current and multi-year periods. Given that similar funds may allocate other operating expenses (non-advisory fees) differently between the fund and its adviser than does a Fund of the Trust, the Trustees concluded that a comparison of aggregate fees and expenses can be more meaningful than comparison of advisory fees only and/or comparison of other operating expenses only.

     . Furthermore, the Trustees considered that John Hancock and its insurance company affiliates (the "Insurers") impose fees and charges at the separate account level under the variable insurance products and that some of these fees and charges, like the Funds' advisory fees, are computed as a percentage of net assets invested. Therefore, the Trustees concluded that a comparison of Trust operating expenses aggregated with certain such asset-based charges imposed at the separate account level could be meaningful, even though the Trustees are not responsible for the fees and charges deducted by the Insurers under the variable insurance products. Therefore, the Trustees considered expense information for each Fund, both on an absolute basis and a comparative basis (against data for similar funds underlying variable insurance products that was compiled at John Hancock's request by an unaffiliated company) that also included certain of such charges at the separate account level.

     . The Trustees reviewed a schedule of the advisory fee and sub-advisory fee for each Fund and concluded that most of the Funds have breakpoints that can pass along a portion of any economies of scale to the contract owners. The Trustees will consider instituting or accentuating breakpoints for each Fund or seeking a fee reduction if the Fund's assets continue to increase and further economies of scale result.

     . The Trustees considered the above-mentioned analysis of similar fund advisory fee and expense data. Based on that analysis, the Trustees concluded that, while comparative data are not to be relied on exclusively, the aggregate advisory fees and other expenses of each Fund are within the range paid by similar funds. The Trustees also considered the fact that John Hancock has undertaken to reimburse the Funds for certain operating expenses in excess of a stated rate and that, for 2001, John Hancock reimbursed 16 of the Funds pursuant to this undertaking.

     . The Trustees considered that, in addition to the advisory fees received by John Hancock from the Trust, the Insurers derive benefits by having the Trust serve as the underlying funding medium for variable insurance products offered by the Insurers, which are subject to fees and charges payable to the Insurers. In this regard, the Trustees considered representations from John Hancock that (i) those fees and charges, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Insurers, (ii) those fees and charges do not duplicate fees and expenses paid by the Trust, and (iii) the advisory fees make no specific allowance to provide monies to finance distribution of either Trust shares or variable insurance products (although John Hancock may use profits realized from the advisory fees for any lawful purpose). While the Trustees are not responsible for the fees and charges deducted by the Insurers under the variable insurance products funded through the Trust, the Trustees concluded that, under all the circumstances, any such benefits to John Hancock did not appear to be inconsistent with the best interest of each Fund.

     . The Trustees considered that, in addition to the sub-advisory fees received by sub-advisers from John Hancock, sub-advisers in some cases receive benefits through soft dollar arrangements by which brokers provide research and certain other services to sub-advisers in return for being allocated Trust "brokerage" transactions. The Trustees considered: (i) information provided by John Hancock about the extent and nature of such practice by each Fund as applicable; (ii) representations of sub-advisers regarding the appropriateness of their practices and (iii) an ongoing study and assessment by an unaffiliated company of the degree to which each Fund is receiving "best execution." Under all the circumstances, the Trustees concluded that each Fund's practices in this regard did not appear to be inconsistent with the best interest of the Fund.

     . The Trustees considered certain information from John Hancock about the overall profitability to John Hancock and its affiliates of the variable insurance products funded through the Trust, including information about profits to John Hancock from serving as the Trust's primary investment adviser. They also considered information they had received from John Hancock about the difficulties of quantifying the cost and profitability of the advisory function separately from the aggregate cost and profitability of all of the functions performed by John Hancock and its affiliates to develop, offer, and maintain the products, including the cost of processing orders for the purchase and redemption of Trust shares. The Trustees concluded that, particularly in view of the interdependence of the Fund and the variable insurance products that it supports, the aggregate profitability information the Trustees had received was appropriate for purposes of their deliberations.

     . The Trustees considered the fact that: (i) John Hancock pays the sub-advisory fees to the sub-advisers; (ii) John Hancock and a Fund generally have a common interest in negotiating the sub-advisory fees downward; (iii) in some cases, John Hancock has succeeded in negotiating a sub-advisory fee rate that is less than the average rate that a sub-adviser charges to similar funds; and (iv) the sub-advisers have less influence over the management of their respective Funds than a primary adviser to a retail mutual fund normally would (including any influence with respect to the level of their sub-advisory fees). In light of, among other things, the particular characteristics of the adviser/sub-adviser relationship, the Trustees concluded that the profitability information mentioned above concerning the Insurers was appropriate for purposes of their deliberations over continuation of both the advisory and sub-advisory agreements.

     In connection with their deliberations, the Board and the Trust Governance Committee received legal advice from outside counsel to the Trust regarding the standards and methodology of evaluation articulated by the SEC, the courts and the industry for mutual funds selling shares to the public and the applicability of those standards and that methodology to mutual funds - like the Trust - selling shares to life insurance company separate accounts. Such legal counsel, through its representation of John Hancock on certain matters in which the Trust does not have a direct interest, is also familiar with the Insurers' variable insurance products and separate accounts funded through the Trust. The Trustees considered advice of such legal counsel that mutual funds selling shares to life insurance companies differed, in certain respects, from mutual funds selling shares to the public and that, consequently, the standards and methodology of evaluation developed for the latter did not necessarily apply to the former in all respects. The Trustees considered, for example, the fact that SEC rules would permit John Hancock to "veto" Trustee or contract owner proposals for an adviser other than John Hancock under specified circumstances and that the 1940 Act would permit John Hancock to seek SEC approval to substitute another mutual fund for the Trust if the Trustees were to select an adviser other than John Hancock.

     The Trustees also took into account the fact that John Hancock affords contract owners the privilege of instructing John Hancock how to vote the Trust shares held by John Hancock and that, pursuant to the process, the contract owners, had voted to approve the advisory agreement and each of the sub-advisory agreements.

     The foregoing discussion of the material factors considered and conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a large variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board, the Trust Governance Committee, and the Audit Committee and otherwise. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board's conclusions and determinations to approve the continuance of the Trust's advisory agreement and each sub-advisory agreement. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

     As a result of their consideration, the Trustees, in the exercise of their business judgment, approved the continuation each such agreement as being in the best interest of each Fund to which it relates.


G. ARRANGEMENTS WITH OTHER SERVICE PROVIDERS TO THE TRUST

1. Underwriting and Indemnity Agreement

     Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

2. Custody of the Trust's Assets

     State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book-entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment of an annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; miscellaneous transaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charges; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

     Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships. In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

     In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

3. Subadministration Agreement With State Street Bank

     Pursuant to a subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements, . The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro-rata total net asset value of that Fund. The minimum monthly Fund fee is $1,333.

4. Independent Auditors

     Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

H. PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Funds pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up.")

Amounts of Brokerage Paid

     Brokerage commissions paid by the Funds were as follows for the past three years:

Fund                                     2001            2000         1999
----                                     ----            ----         ----

Managed.......................      2,387,899       2,765,087        2,390,067
Growth & Income...............      4,394,341       5,189,868        4,747,539
Equity Index..................         96,080          64,982           61,865
Large Cap Value...............        164,776         155,165          110,393

Large Cap Value CORE.................................             40,010            13,326           3,240
Large Cap Growth.....................................          1,042,938         1,695,781       1,389,454
Large Cap Aggressive Growth..........................             64,914            33,476          11,885
Fundamental Value....................................            635,553            19,805         390,510
Multi Cap Growth.....................................            483,126           486,217         245,913
Real Estate Equity...................................            171,319           341,413         122,021
Fundamental Growth...................................             56,725            40,554           3,082
Small/Mid Cap CORE...................................             33,593            29,151          12,371
Small/Mid Cap Growth.................................            362,533           214,360         621,068
Small Cap Equity.....................................             89,478           325,733         284,381
Small Cap Value......................................            130,951           142,364          21,848
Small Cap Growth.....................................            268,016           236,981         146,206
Global Balanced......................................             21,248            76,975          47,678
International Equity Index...........................             43,092            87,614         133,746
International Opportunities..........................            128,826           277,851          74,940
International Opportunities B........................             80,159            36,616
Emerging Markets Equity..............................            158,236           236,636         189,025
Bond Index...........................................              3,312             1,770             598
Global Bond .........................................                  0             5,910
High Yield Bond .....................................                 88               200
Health Sciences .....................................             28,279

How Brokers and Dealers are Selected

      Orders for the purchase and sale of Fund portfolio investments are placed by the respective subadvisers to the Funds. The subadvisers use their best efforts to obtain best available price (including brokerage commissions and other transaction costs) and most favorable execution for all transactions. The subadvisers select brokers and dealers to execute Fund portfolio transactions primarily on the basis of their execution capability and trading expertise. Consideration is also given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the confidentiality of trades, the reliability, integrity, financial condition, and operational capabilities of competing brokers or dealers, and the brokerage and research services which they provide. Applicability of specific criteria will vary depending on the nature of the transaction, the market in which it is effected, and the extent to which it is possible to select from among multiple brokers or dealers capable of effecting the transaction.

It is not the policy of the subadvisers to seek the lowest available commission if, in their reasonable judgment, there is a material risk that the total cost or proceeds from the transaction might be less favorable than may be obtainable elsewhere.

Research and Statistical Services Furnished by Brokers and Dealers

      Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser makes an appropriate allocation of those uses and will permit brokers and dealers to provide only the portion of the systems to be used for research services. Costs which are allocable to non-research purposes will be paid directly by the subadviser.

      Research and statistical services furnished by brokers and dealers handling the Funds' transactions may be used by the subadvisers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the subadvisers in connection with the Funds.

Relationship Between Brokerage Commissions and Research and Statistical Services Furnished by Brokers and Dealers

      When the subadvisers reasonably determine that more than one broker or dealer can offer the brokerage and execution services needed to obtain best available price and most favorable execution, consideration may be given to selecting the brokers or dealers who supply research and statistical services to the subadvisers. In receiving these services, which are designed to augment the subadvisers' own internal research capabilities, the subadvisers comply with
Section 28(e) of the Securities Exchange Act of 1934. This means that the sub-advisers' traders for the Funds, on the basis of their experience and judgement, evaluate the overall reasonableness of any broker's commissions in light of all of the brokerage and research services the broker provides. If the trader for a Fund concludes that the commission rate is reasonable, and the other requirements of Section 28(e) are met, the law protects the sub-adviser from any legal liability that might otherwise result from causing the Fund to pay the broker a commission in excess of what another broker would have charged.

The subadvisers of the Funds will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. The sub-advisers do, however, have internal procedures that seek to direct certain amounts to broker-dealers that provide research and statistical services of a type covered by Section 28(e). These internal procedures do not mandate that any amount of business be directed to any broker-dealer, and in no event will a broker-dealer be used unless the sub-adviser believes that the broker-dealer also will provide the best available price and most favorable execution, as discussed above. During 2001, the amount of transactions, of each Fund directed to brokers who are included in these internal arrangements, and the related amounts of commission were as follows:

Fund                                                        Dollar Amount        Dollar Amount
----                                                        -------------        -------------
                                                           of Transactions       of Commissions
                                                           ---------------       --------------
Managed..............................................          874,725,522              480,850
Growth & Income......................................          548,555,439            1,237,781
Large Cap Value......................................           12,633,806               16,848
Large Cap Growth.....................................          384,351,913              229,887
Large Cap Aggressive Growth..........................           16,288,422               16,920
Fundamental Value....................................           67,980,088               36,012
Multi Cap Growth.....................................            4,877,365               10,926
Real Estate Equity...................................           13,038,134               49,437
Fundamental Growth...................................           24,674,591               23,962
Small/Mid Cap Growth.................................           42,079,549               50,250
Small Cap Value......................................            3,528,235                5,981
Small Cap Growth.....................................           46,980,820               33,365
International Opportunities..........................            3,511,500                7,373
Emerging Markets Equity..............................            4,661,904               11,959
Health Sciences......................................            1,619,801                2,457

      Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services.

Brokerage Transactions in Foreign Markets

      Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

Simultaneous Transactions with Other Accounts

      The subadvisers also perform investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadvisers to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts' respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by any of the subadvisers at share prices which are approximately averaged.

      The subadvisers' allocation policies recognize that no rigid formula will always lead to a fair and reasonable result, and that a degree of flexibility to adjust to specific circumstances is necessary. Therefore, under certain circumstances, allocation on a basis other than strictly pro rata or based on order size is permitted if it is believed that such allocation is fair and reasonable.


Use of Brokers Who are Affiliated With a Subadviser

      A Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

Set forth below is information about transactions by each Fund with affiliated brokers in reliance on Rule 17e-1 for each of the past three years:

                            Name              Nature of Broker's             Amount of Commissions
                             of                Affiliation with                  Paid by Fund
                                                                     -----------------------------------
Fund                  Affiliated Broker       Fund's Sub-Adviser         2001           2000        1999
----                  -----------------       ------------------         ----           ----        ----
International       Ord Minnett Group     Wholly-owned subsidiary        $  0        $     0       $  34
Opportunities       Ltd.                   of sub-adviser's parent
International       Jardine Fleming &     Wholly-owned subsidiary        $  0        $   518       $  10
Opportunities       Co.                    of sub-adviser's parent
International       Robert Fleming        Wholly-owned subsidiary        $  0        $   527       $ 166
Opportunities       Securities, Ltd.       of sub-adviser's parent
International       Jardine Fleming &     Wholly-owned subsidiary        $  0        $ 4,485       $   0
Opportunities       Co.                    of sub-adviser's parent
International       Robert Fleming        Wholly-owned subsidiary        $  0        $    77       $   0
Opportunities       Securities, Ltd        of sub-adviser's parent

Large Cap Value CORE           Goldman, Sachs &      Dual operating division of           $     0         $     0      $    96
                               Co.                   sub-adviser's parent
Large Cap Value                Neuberger Berman      Affiliated broker of Trust           $     0         $   190      $     0
                               LLC                   affiliated sub-adviser
Small/Mid Cap CORE             Goldman, Sachs &      Dual operating division of           $     0         $   753      $   120
                               Co.                   parent of sub-adviser
International Equity           Goldman, Sachs &      Dual operating division of           $ 3,141         $   128      $     0
                               Co.                   parent of sub-adviser
Emerging Markets Equity        Morgan  Stanley       Wholly-owned subsidiary of           $   163         $ 1,785      $ 2,779
                               Asia Limited          sub-adviser's parent
Emerging Markets Equity        Morgan Stanley        Wholly-owned subsidiary of           $   162         $     0      $     0
                               India Limited         sub-adviser's parent
Emerging Markets Equity        Morgan Stanley &      Wholly-owned subsidiary of           $ 2,120         $     0      $     0
                               Co.                   sub-adviser's parent
Emerging Markets Equity        Morgan Stanley        Wholly-owned subsidiary of           $     0         $   880      $ 3,276
                               International         sub-adviser's parent
                               Limited

      For 2001, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions 3.92% for the International Equity Fund, and 1.54% of the Emerging Markets Equity Fund. For 2000, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions was 5.13% for the International Opportunities Fund, 4.98% for the International Opportunities II Fund, 3.89% for the Large/Mid Cap Value II Fund, 0.82% for the Large Cap Value Fund, 2.26% for the Small/Mid Cap CORE Fund, 1.84% for the International Equity Fund, and 1.82% of the Emerging Markets Equity Fund.

I.  CODES OF ETHICS

         Employees of John Hancock Life Insurance Company, the Trust, and the sub-advisers to the Trust and officers and Trustees of the Trust are subject to restrictions on engaging in personal securities transactions. These restrictions are set forth in the John Hancock Insider Information Policy and Procedures, the Variable Series Trust Code of Ethics, and the Codes of Ethics of the sub-advisers to the various Funds of the Trust ("Sub-Advisers' Codes of Ethics"), (combined, "Codes"). The Codes, in accordance with rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of employees of the adviser and sub-advisers to the Funds and the interests of the Funds. These Codes do not prohibit personnel from investing in securities that may be purchased or held by the Funds within the Trust. However, the Codes, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by rule 17j-1, among other things, prohibit personal securities investments without pre-clearance for certain employees, impose time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and require the timely submission to compliance personnel of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. The Variable Series Trust Code of Ethics incorporates and applies its restrictions to officers and Trustees of the Trust who are affiliated with John Hancock Life Insurance Company. The Variable Series Trust Code of Ethics does not prohibit unaffiliated Trustees from investing in securities that may be held by the Trust; however, the Variable Series Trust Code of Ethics does regulate the personal securities transactions of unaffiliated Trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities about which they may receive information. The Trust's Trustees, in compliance with rule 17j-1, have approved the Variable Series Trust Codes of Ethics and the Sub-Advisers' Codes of Ethics and are required to approve any material changes to the Variable Series Trust Code of Ethics as well as to the Sub-Advisers' Codes of Ethics. The Trustees also provide continuing oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes. The Codes are on public file with, and are available from, the Securities and Exchange Commission.

J.  FEATURES OF THE TRUST'S SHARES

      The shares of beneficial interest of the Trust currently are divided into 28 series, each corresponding to one of the Trust's 28 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

      If the holders of variable annuity contracts and variable life insurance policies show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

      The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

      Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

      A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

      The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

K.  SHAREHOLDER MEETINGS AND VOTING RIGHTS

      Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

      In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

      Notwithstanding the above, if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

      At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

L. SALES AND REDEMPTIONS OF FUND SHARES

"Seed Money" Shares

      Typically, when a new Fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations. For example, the most recent such contributions of "seed money" to currently available funds have been as follows:

                                                 "Seed Money"           Date
                                              Shares Purchased by        of
Fund                                             John Hancock         Purchase
----                                             ------------         --------
Equity Index                                       15,000,000          5/1/98
Large Cap Value CORE                                5,000,000         8/31/99
Large Cap Aggressive Growth                        10,000,000         8/31/99
Fundamental Value                                   5,000,000         8/31/99
Fundamental Growth                                  5,000,000         8/31/99
Small/Mid Cap CORE                                  5,000,000          5/1/98
Small Cap Value                                     5,000,000         8/31/99
Health Sciences                                    20,000,000          5/1/01
International Opportunities                        15,000,000          5/1/98
Global Balanced                                    20,000,000          5/1/96
International Opportunities B                      10,000,000         8/31/99
Emerging Markets Equity                            10,000,000          5/1/98
Bond Index                                         25,000,000          5/1/98
High Yield Bond                                    10,000,000          5/1/98

      John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in any Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on that Fund.

      Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

      As of April 30, 2002, only the following Funds still have seed money that has not been withdrawn: Fundamental Growth, Health Sciences, Global Balanced, International Opportunities B and Emerging Markets Equity.

Shares Sold and Redeemed In Connection With Transactions Under Variable Annuity Contracts and Variable Life Insurance Policies

      Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

      Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

      Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

M.  COMPUTING THE FUNDS' NET ASSET VALUE

      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETFs and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, each Fund will determine its net asset value per share as of the close of the Exchange on that day.

      The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

      Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

      The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may cause losses or gains to be recorded for the Fund, including decreases or increases in the Fund's net asset value per share.

      Securities and call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

      Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

      Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

      Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.

N.  TAXES

      The Trust intends that each Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

      The Trust also intends that each Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

      Assuming the Funds qualify as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if a Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

      Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for most holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

      For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

      Those Funds that invest substantial amounts of their assets in foreign securities may be able to make an election to pass through to the insurance company issuing the variable annuity contract or a variable life insurance policy any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the insurance company. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.

O.  INFORMATION ABOUT FUND PERFORMANCE

How Money Market Fund Yields Are Calculated

      The Money Market Fund may advertise investment performance figures, including its current yield and its effective yield.

      The Money Market Fund's yield is its current investment income, expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then
(3) multiplying the base period return by 52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

      The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

      Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield (determined as above) by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

      For the seven-day period ending December 31, 2001, the Money Market Fund's current yield was 1.77%; its effective yield was 1.79%.

      The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses.

Charges Under Variable Life Insurance and Variable Annuity Policies

      Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Funds. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

P.  LEGAL MATTERS

      The law firm of Foley & Lardner of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.

Q.  REPORTS TO CONTRACTHOLDERS

      Annual and semi-annual reports containing financial statements of the Trust, as well as any materials soliciting voting instructions for Trust shares, will be sent to variable life insurance and annuity contractowners having an interest in the Trust.

APPENDIX A

                             CORPORATE BOND RATINGS

      Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

      . Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      . Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      . Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

      . Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      . Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

      . Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      . Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

      . Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

      . Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

      . AAA - - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      . AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

      . A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      . BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      . BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      . C1 -- This rating is reserved for income bonds on which no interest is being paid.

      . D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.